Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Lincoln Variable Insurance Products Trust

In planning and performing our audits of the financial statements of LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund, LVIP American International Fund, LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund, LVIP SSGA Conservative Index Allocation Fund, LVIP Structured Conservative Allocation Fund, LVIP Structured Moderately Aggressive Allocation Fund, LVIP SSGA Moderately Aggressive Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund, LVIP Structured Moderate Allocation Fund, LVIP Vanguard Domestic Equity ETF Fund, LVIP Vanguard International Equity ETF Fund, LVIP Vanguard Bond Allocation Fund, LVIP American Preservation Fund, LVIP Multi-Manager Global Equity Managed Volatility Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, Lincoln Hedged S&P 500 Fund, Lincoln Hedged S&P 500 Conservative Fund, Lincoln Opportunistic Hedged Equity Fund, LVIP Global Moderate Allocation Managed Risk Fund, LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Growth Allocation Managed Risk Fund, LVIP SSGA Global Tactical Allocation Managed Volatility Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund, LVIP T. Rowe Price 2060 Fund, LVIP Dimensional U.S. Equity Managed Volatility Fund, LVIP Dimensional International Equity Managed Volatility Fund, LVIP American Global Balanced Allocation Managed Risk Fund, LVIP American Global Growth Allocation Managed Risk Fund, LVIP SSGA Large Cap Managed Volatility Fund, LVIP SSGA SMID Cap Managed Volatility Fund, LVIP Multi-Manager International Equity Managed Volatility Fund, LVIP Fidelity Institutional AM Select Core Equity Managed Volatility Fund, LVIP BlackRock Global Allocation Managed Risk Fund, LVIP SSGA International Managed Volatility Fund, LVIP U.S. Growth Allocation Managed Risk Fund, LVIP Global Aggressive Growth Allocation Managed Risk Fund, LVIP U.S. Aggressive Growth Allocation Managed Risk Fund, Lincoln Hedged Nasdaq-100 Fund, LVIP Macquarie Social Awareness Fund, LVIP Macquarie Mid Cap Value Fund, LVIP T. Rowe Price Structured Mid-Cap Growth Fund, LVIP Blended Large Cap Growth Managed Volatility Fund, LVIP Mondrian International Value Fund, LVIP Blended Mid Cap Managed Volatility Fund, LVIP Wellington SMID Cap Value Fund, LVIP SSGA S&P 500 Index Fund, LVIP SSGA Small-Cap Index Fund, LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund, LVIP AllianceBernstein Large Cap Growth Fund, LVIP MFS Value Fund, LVIP Baron Growth Opportunities Fund, LVIP SSGA International Index Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund, LVIP SSGA Mid-Cap Index Fund, LVIP Dimensional International Core Equity Fund, LVIP Dimensional U.S. Core Equity 2 Fund, LVIP Loomis Sayles Global Growth Fund, LVIP SSGA Nasdaq-100 Index Fund, LVIP Macquarie SMID Cap Core Fund, LVIP Macquarie U.S. Growth Fund, LVIP Macquarie Value Fund, LVIP Channing Small Cap Value Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, LVIP JPMorgan U.S. Equity Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century International Fund, LVIP American Century Large Company Value Fund, LVIP American Century Mid Cap Value Fund, LVIP American Century Ultra Fund, LVIP American Century Value Fund, LVIP Government Money Market Fund, LVIP JPMorgan Retirement Income Fund, LVIP Dimensional U.S. Core Equity 1 Fund, LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP MFS International Growth Fund, LVIP Franklin Templeton Global Equity Managed Volatility Fund, LVIP SSGA Bond Index Fund, LVIP Mondrian Global Income Fund, LVIP American Century Select Mid Cap Managed Volatility Fund, LVIP Invesco Select Equity Income Managed Volatility Fund, LVIP SSGA Short-Term Bond Index Fund, LVIP SSGA Emerging Markets Equity Index Fund, LVIP Macquarie U.S. REIT Fund, LVIP Macquarie High Yield Fund, LVIP American Century Capital Appreciation Fund, LVIP Macquarie Bond Fund, LVIP Macquarie Wealth Builder Fund, LVIP BlackRock Real Estate Fund, LVIP BlackRock Inflation Protected Bond Fund, LVIP Macquarie Diversified Floating Rate Fund, LVIP JPMorgan High Yield Fund, LVIP PIMCO Low Duration Bond Fund, LVIP Macquarie Limited-Term Diversified Income Fund, LVIP JPMorgan Core Bond Fund, LVIP American Century Balanced Fund, LVIP American Century Inflation Protection Fund, LVIP Western Asset Core Bond Fund, LVIP BlackRock Global Allocation Fund, and LVIP Macquarie Diversified Income Fund (collectively, the “Funds”) (one-hundred and thirteen of the series constituting the Lincoln Variable Insurance Products Trust) (the “Trust”) as of and for the year ended December 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinions on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2024.

This report is intended solely for the information and use of management and the Board of Trustees of the Lincoln Variable Insurance Products Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

February 26, 2025

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